DIVESTITURES (Details Textual) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Dec. 07, 2022 CAD ($)	Dec. 07, 2022 USD ($) Share $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	May 24, 2022 CAD ($) Share	May 24, 2022 USD ($) Share $ / shares
Disposal Groups Classified As Held For Sale [Line Items]
Reversal of impairment loss			$ 2,651	$ 0
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Total consideration						$ 35,000
Number of shares issued | Share					69,063,076	69,063,076
Deemed price per share | $ / shares						$ 0.51
Customary closing condition					$ 10	$ 7,700
Reversal of impairment loss			12,300
Recoverable amount			34,900
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member] | Depletable mining interest [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Reversal of impairment loss			8,200
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member] | Non-depletable mining interest [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Reversal of impairment loss			1,000
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member] | Property, plant and equipment [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Reversal of impairment loss			3,100
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member] | Impairment [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Reversal of impairment loss			8,000
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member] | Deferred tax liability [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Reversal of impairment loss			4,400
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Total consideration		$ 33,500
Number of shares issued | Share		143,673,684
Deemed price per share | $ / shares		$ 0.14
Equity interests of acquirer		$ 20,000
Contingent consideration		13,500
Equity securities to be purchased in the future		2,700
Future equity financing	$ 9
Initial payment			20,000
First milestone payment			2,700
Impairment loss		9,600
Recoverable amount		22,200
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Depletable mining interest [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Impairment loss		5,700
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Non-depletable mining interest [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Impairment loss		2,100
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Property, plant and equipment [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Impairment loss		1,700
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Impairment [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Impairment loss		9,600
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Deferred tax liability [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Impairment loss		$ 0
Plomosas [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Gain from disposal of the royalty interests			4,300
Carrying value of royalty interests			$ 0
Metalla Royalty & Streaming Ltd [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Number of shares received from sale of portfolio of royalty interests | shares			4,168,056
Shares received from sale of portfolio of royalty interests			$ 21,500
Share price per share | $ / shares			$ 5.16